Goodwill (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

The change in the carrying amount of goodwill is summarized as follows:

	June 30, 2025	September 30, 2024
Beginning balance	$-	$18,346
Disposals	-	(1,115)
Acquisitions	-	2,438
Impairment expense	-	(19,669)
Ending balance	-	-

The change in the carrying amount of goodwill for the years ended September 30, 2024 and 2023 is summarized as follows:

	September 30, 2024	September 30, 2023
Beginning balance	$25,101	$12,130
Disposals	(1,526)	-
Acquisitions	3,335	12,971
Impairment expense	(26,910)	-
Ending balance	–	25,101